LEASES (Schedule of Weighted Average Remaining Lease Terms and Discount Rates) (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term (years)	6 years 5 months 1 day	7 years 4 months 13 days
Weighted average discount rate	2.70%	2.70%